Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Current income tax	$ (45,717)	$ (35,200)	$ (38,456)
Deferred income tax	(29,246)	(263,620)	62,697
Income tax	$ (74,963)	$ (298,820)	$ 24,241